Income tax (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Current income tax liabilities	$ 57,329	$ 44,269
Total current tax liabilities	57,329	44,269
Current income tax charge	(108,040)	(107,740)	$ (126,269)
Deferred income tax benefit (charge) (Note 17)	(37,752)	4,299	(44,205)
Income tax	$ (145,792)	$ (103,441)	$ (170,474)